Apr. 26, 2019
[SHIP LOGO VANGUARD (R)]

Vanguard Long-Term Bond Index Fund

Supplement Dated May 10, 2019, to the Prospectus and Summary Prospectus for Investor Shares and AdmiralTM Shares Dated April 26, 2019

Effective July 10, 2019, the Fund will charge a 0.50% fee on all purchases of its Investor Shares and Admiral Shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase fees are paid directly to the Fund to offset the costs of buying securities. This fee is separate from, and in addition to, other expenses charged by the Fund.

Prospectus and Summary Prospectus Text Changes

Effective July 10, 2019, the following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	0.50%	0.50%
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares[1]
Management Fees	0.13%	0.04%
12b-1 Distribution Fee	None	None
Other Expenses	0.02%	0.03%
Total Annual Fund Operating Expenses	0.15%	0.07%

1 The expense information shown in the table reflects estimated amounts for the current fiscal year.

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$65	$98	$134	$241
Admiral Shares	$57	$72	$89	$139

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 84 052019

[SHIP LOGO VANGUARD (R)]

Vanguard Long-Term Bond Index Fund

Supplement Dated May 10, 2019, to the Prospectus and Summary Prospectus for Institutional Shares and Institutional Plus Shares Dated April 26, 2019

Effective July 10, 2019, the Fund will charge a 0.50% fee on all purchases of its Institutional Shares and Institutional Plus Shares, including shares that you purchase by exchange from another Vanguard fund. Purchases that result from reinvested dividend or capital gains distributions are not subject to the purchase fee.

Unlike a sales charge or a load paid to a broker or a fund management company, purchase fees are paid directly to the Fund to offset the costs of buying securities. This fee is separate from, and in addition to, other expenses charged by the Fund.

Prospectus and Summary Prospectus Text Changes

Effective July 10, 2019, the following will replace similar text under the heading “Fees and Expenses” in the Fund Summary section:

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares or Institutional Plus Shares of the Fund.

Shareholder Fees

(Fees paid directly from your investment)

	Institutional Shares	Institutional Plus Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	0.50%	0.50%
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses

(Expenses that you pay each year as a percentage of the value of your investment)

	Institutional Shares	Institutional Plus Shares
Management Fees	0.05%	0.04%
12b-1 Distribution Fee	None	None
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.05%	0.04%

Examples

The following examples are intended to help you compare the cost of investing in the Fund's Institutional Shares or Institutional Plus Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Shares	$55	$66	$78	$114
Institutional Plus Shares	$54	$63	$73	$101

© 2019 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 504 052019